UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		December 31, 2012 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Educational Services
100,000	Capella Education Co. *	2,823,000
192,000	Grand Canyon Education, Inc. *	4,506,240
290,000	Healthstream, Inc. *	7,049,900
Educational Services Total		14,379,140
Retail
115,000	Hibbett Sports, Inc. *	6,060,500
103,700	Medifast, Inc. *	2,736,643
274,800	Stamps.com, Inc. *	6,924,960
Retail Total		15,722,103

Consumer Discretionary Sector Total		30,101,243	9.50%

Energy
Oil: Crude Producers
125,000	Contango Oil & Gas, Inc.	5,295,000
Oil Well Equipment & Services
65,000	Carbo Ceramics, Inc.	5,092,100
33,225	Core Laboratories NV	3,631,825
54,100	Geospace Technologies Corp. *	4,807,867
Oil Well Equipment & Services Industry Total		13,531,792

Energy Sector Total		18,826,792	5.94%

Financial Services
Asset Management & Custodian
163,397	Westwood Holdings Group, Inc.	6,682,937
Financial Data & Systems
280,000	Advent Software, Inc. *	5,986,400
50,000	Factset Research Systems, Inc.	4,403,000
80,000	Morningstar, Inc.	5,026,400
Financial Information Services Total		15,415,800

Financial Services Sector Total		22,098,737	6.97%

Healthcare
Healthcare Services
99,925	Medidata Solutions, Inc. *	3,915,062
114,858	National Research Corp.	6,225,304
Healthcare Services Total		10,140,366
Medical Equipment
230,775	Abaxis, Inc.	8,561,753
Medical and Dental Instruments and Supplies
256,000	Align Technology, Inc. *	7,104,000
310,050	Meridian Bioscience, Inc.	6,278,512
185,000	Neogen Corp. *	8,384,200
44,000	TECHNE Corp.	3,006,960
Medical and Dental Instruments and Supplies Total		24,773,672
Pharmaceuticals & Biotech
676,000	Accelrys, Inc. *	6,117,800

Healthcare Sector Total		49,593,591	15.65%

Materials & Processing
Building Materials
299,575	Simpson Manufacturing Co., Inc.	9,823,064
Chemicals & Allied Products
190,025	Balchem Corp. Class-B	6,926,411

Materials & Processing Sector Total		16,749,475	5.29%

Producer Durables
Aerospace
161,475	AeroVironment, Inc. *	3,510,466
Commercial Services
170,000	Advisory Board Co. *	7,954,300
140,000	Costar Group, Inc. *	12,511,800
400,000	Innerworkings, Inc. *	5,512,000
180,000	Ritchie Bros. Auctioneers, Inc.	3,760,200
270,000	Rollins, Inc.	5,950,800
198,525	Tetra Tech, Inc. *	5,254,957
Commercial Services Total		40,944,057
Diversified Manufacturing Operations
366,350	Raven Industries, Inc.	9,656,986
Manufacturing & Production
255,000	Proto Labs, Inc. *	10,052,100
Scientific Instruments: Control & Filter
170,000	Faro Technologies, Inc. *	6,065,600
367,300	Sun Hydraulics Corp.	9,579,184
Scientific Instruments: Control & Filter Total		15,644,784

Producer Durables Sector Total		79,808,393	25.18%

Technology
Computer Services Software & Systems
492,700	NIC, Inc.	8,050,718
390,400	Pro Holdings, Inc. *	7,140,416
325,000	SciQuest, Inc. *	5,154,500
205,025	Tyler Technologies, Inc. *	9,931,411
Computer Services Software & Systems Total		30,277,045
Electronic Components
126,450	Hittite Microwave Corp. *	7,847,487
99,200	NVE Corp. *	5,504,608
Electronic Components Total		13,352,095
Electronics
227,175	Acacia Research Corp. *	5,829,129
Information Technology
229,875	ACI Worldwide *	10,043,239
270,000	Blackbaud, Inc.	6,164,100
388,200	Bottomline Technologies, Inc. *	10,244,598
153,625	Sourcefire, Inc. *	7,254,172
Information Technology Total		33,706,109
Computer Technology
108,000	Stratasys, Inc. *	8,656,200

Technology Sector Total		91,820,578	28.97%

TOTAL COMMON STOCKS
	(Cost $247,663,184)	308,998,809	97.50%

SHORT-TERM INVESTMENTS
8,054,994	UMB Bank Money Market Fiduciary (Cost $8,054,994) 0.01% **	8,054,994	2.54%

TOTAL INVESTMENTS
	(Cost $255,718,178)	317,053,803	100.04%

	Liabilities in Excess of Other Assets	(123,187)	-0.04%

	TOTAL NET ASSETS	$316,930,616	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $255,718,178amounted to $61,335,625 which consisted of aggregate gross unrealized appreciation of $72,285,818 and aggregate gross unrealized depreciation of $10,950,193.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2012 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$308,998,809	$0	$0	$308,998,809
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$8,054,994	$0	$0	$8,054,994
Total	$317,053,803	$0	$0	$317,053,803

CONESTOGA MID CAP FUND

		Schedule of Investments
		December 31, 2012 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
1,700	Gentex Corp.	32,045
Recreational Vehicals & Boats
770	Polaris Industries, Inc.	64,796
Retail
880	Tractor Supply Co.	77,757
1,350	Urban Outfitters, Inc. *	53,136
Retail Total		130,893

Consumer Discretionary Sector Total		227,734	10.33%

Consumer Staples
Foods
580	The J.M. Smucker Co.	50,019

Consumer Staples Total		50,019	2.28%

Energy
Oil: Crude Producers
820	SM Energy Co.	42,812
Oil Well Equipment & Services
400	Carbo Ceramics, Inc.	31,336
770	Core Laboratories NV	84,169
Services Commercial Total		115,505

Energy Sector Total		158,317	7.18%

Financial Services
Financial Data & Systems
650	Factset Research Systems, Inc.	57,239
700	Morningstar, Inc.	43,981
Financial Information Services Total		101,220
Insurance
170	Markel Corp.	73,681

Financial Services Sector Total		174,901	7.93%

Healthcare
Medical and Dental Instruments and Supplies
1,600	Align Technology, Inc. *	44,400
300	CR Bard, Inc.	29,322
550	Idexx Laboratories, Inc. *	51,040
950	Sirona Dental Systems, Inc. *	61,237
600	TECHNE Corp.	41,004
Medical and Dental Instruments and Supplies Total		227,003
Pharmaceuticals & Biotech
1,320	Forest Laboratories, Inc. *	46,622
2,130	Myriad Genetics, Inc. *	58,043
Pharmaceuticals & Biotech Total		104,665

Healthcare Sector Total		331,668	15.04%

Materials & Processing
Building Materials
900	Fastenal Co.	41,985

Materials & Processing Sector Total		41,985	1.91%

Producer Durables
Commercial Services
1,200	Coinstar, Inc. *	62,412
2,420	Copart, Inc. *	71,390
650	IHS, Inc. *	62,400
2,000	Ritchie Bros Auctioneers, Inc.	41,780
1,930	Rollins, Inc.	42,537
1,300	Verisk Analytics, Inc. Class A *	66,261
Commercial Services Total		346,780
Machinery
950	Graco, Inc.	48,915
Transportation & Freight
800	C.H. Robinson Worldwide, Inc.	50,576
950	Expeditors International of Washington, Inc.	37,573
Transportation & Freight Total		88,149
Scientific Instruments & Services
1,600	Donaldson Co., Inc.	52,544
1,550	Trimble Navigation Ltd. *	92,659
Scientific Instruments & Services Total		145,203

Producer Durables Sector Total		629,047	28.53%

Technology
2,000	Qlik Technologies, Inc. *	43,440
Electronic Components
760	IPG Photonics Corp.	50,654
Electronics
2,600	Acacia Research Corp. *	66,714
Information Technology
1,000	Ansys, Inc. *	67,340
1,600	Dolby Laboratories, Inc. Class A	46,928
150	Equinix, Inc. *	30,930
1,100	Garmin, Ltd.	44,825
650	Intuit, Inc.	38,659
2,300	Nuance Communications, Inc. *	51,336
1,500	Micro Systems, Inc. *	63,660
Information Technology Total		343,678

Technology Sector Total		504,486	22.88%

TOTAL COMMON STOCKS
	(Cost $2,180,666)	2,118,157	96.07%

SHORT-TERM INVESTMENTS
92,216	UMB Bank Money Market Fiduciary (Cost $92,216) 0.01% **	92,216	4.18%

TOTAL INVESTMENTS
	(Cost $2,272,882)	2,210,373	100.25%

	Liabilities in Excess of Other Assets	(5,677)	-0.25%

	TOTAL NET ASSETS	$2,204,696	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Conestoga Mid Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,272,882 amounted to $62,509 which consisted of aggregate gross unrealized appreciation of $92,987 and aggregate gross unrealized depreciation of $155,496.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2012 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,118,157	$0	$0	$2,118,157
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$92,216	$0	$0	$92,216
Total	$2,210,373	$0	$0	$2,210,373

INSTITUTIONAL ADVISORS LARGECAP FUND

		Schedule of Investments
		December 31, 2012 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Hotel Restaurants & Leisure
21,641	Darden Restaurants, Inc.	975,360
Media
39,489	McGraw-Hill Co., Inc.	2,158,864
Specialty Retail
45,957	The Tjx Co., Inc.	1,950,875
Textiles, Apparel & Luxury Goods
8,520	VF Corp.	1,286,264

	Consumer Discretionary Sector Total	6,371,363	11.39%

Consumer Staples
Beverages
25,559	Pepsico, Inc. *	1,749,002
Food Products
35,261	General Mills, Inc.	1,425,250
38,370	McCormick & Co.	2,437,646
Food Products Total		3,862,896
Food & Staples Retailing
40,546	Walgreen Co.	1,500,607
Household Products
12,189	Colgate Palmolive Co.	1,274,238

	Consumer Staples Sector Total	8,386,743	14.99%

Energy
Energy Equipment & Services
10,821	Diamond Offshore Drilling, Inc.	735,395
Oil, Gas & Consumable Fuels
19,962	Chevron Corp.	2,158,691
21,206	Exxon Mobil Corp.	1,835,379
Oil, Gas & Consumable Fuels Total		3,994,070

	Energy Sector Total	4,729,465	8.46%

Financials
Commercial Banks
58,146	US Bancorp.	1,857,183
Consumer Finance
47,512	Discover Financial Services	1,831,588
Insurance
53,046	Marsh & McLennan Companies, Inc.	1,828,496

	Financials Sector Total	5,517,267	9.86%

Health Care
Biotechnology
19,029	Amgen, Inc.	1,640,300
Health Care Equipment & Supplies
18,221	Baxter International, Inc.	1,214,612
Health Care Providers & Services
9,826	Laboratory Corp of America Holdings	851,128
16,604	McKesson Corp.	1,609,924
Health Care Providers & Services Total		2,461,052
Pharmaceuticals
30,845	Johnson & Johnson	2,162,234
62,748	Pfizer, Inc.	1,573,676
Pharmaceuticals Total		3,735,910

	Health Care Sector Total	9,051,874	16.18%

Industrials
Aerospace & Defense
17,661	United Technologies Corp.	1,448,379
20,149	Raytheon Co.	1,159,776
Aerospace & Defense Total		2,608,155
Air Freight & Logistics
18,719	C.H. Robinson Worldwide, Inc.	1,183,415
Machinery
8,831	Flowserve Corp.	1,296,391
9,328	Parker-Hannifan Corp.	793,440
Aerospace & Defense Total		2,089,831

	Industrials Sector Total	5,881,401	10.51%

Information Technology
Communications Equipment
25,621	Qualcomm, Inc	1,584,905
Computers & Peripherals
4,042	Apple, Inc.	2,151,043
IT Services
10,199	International Business Machines, Inc.	1,953,618
Semiconductors
68,096	Intel Corp.	1,404,139
Software
70,334	Microsoft Corp.	1,878,600
60,944	Oracle Corp.	2,030,654
Software Total		3,909,254

	Information Technology Sector Total	11,002,959	19.67%

Materials
Containers & Packaging
37,499	Ball Corp.	1,678,080

	Materials Sector Total	1,678,080	3.00%

Telecommunications
Diversified Telecommunication
43,780	AT&T, Inc.	1,475,824

	Telecommunications Sector Total	1,475,824	2.64%

Utilities
Multi-Utilities
31,716	Wisconsin Energy Corp.	1,168,735

	Utilities Sector Total	1,168,735	2.09%

TOTAL COMMON STOCKS
	(Cost $44,115,876)	55,263,711	98.79%

SHORT-TERM INVESTMENTS
676,892	UMB Bank Money Market Fiduciary 0.01% (Cost $676,892) **	676,892	1.21%

TOTAL INVESTMENTS
	(Cost $44,792,768)	55,940,603	100.00%

	Other Assets in Excess of Liabilities	(569)	0.00%

	TOTAL NET ASSETS	55,940,034	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized appreciation on investments was $11,147,835, which consisted of aggregate gross unrealized appreciation of $11,841,370 and aggregate gross unrealized depreciation of $693,535.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2012 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$55,263,711	$0	$0	$55,263,711
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$676,892	$0	$0	$676,892
Total	$55,940,603	$0	$0	$55,940,603

ITEM 2. CONTROLS AND PROCEDURES.

     (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 25, 2013

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date February 25, 2013

* Print the name and title of each signing officer under his or her signature.